RECEIVABLES, REPAYMENTS AND OTHER ASSETS	3 Months Ended
Mar. 31, 2023
Trade and other current receivables [abstract]
RECEIVABLES, REPAYMENTS AND OTHER ASSETS	Receivables, Prepayments and Other Assets

(in millions)	March 31, 2023	December 31, 2022
Current:
Trade receivables, other than related parties	$851	$824
Other receivables	285	497
Unbilled accounts receivable (1)	33	24
Receivables from government grants	50	52
Receivables from related parties	10	11
Derivative assets	67	79
	$1,296	$1,487
Non-current:
Advances to suppliers	$230	$235
Other	26	46
Total	$256	$281
(1) Unbilled accounts receivable represents amounts recognized on revenue contracts less associated advances and progress billings. These amounts will be billed in accordance with the agreed-upon contractual terms or rendering services.

The following table summarizes the activity in the Company’s unbilled accounts receivable for the three months ended March 31, 2023 and the twelve months ended December 31, 2022, respectively:

(in millions)	March 31, 2023	December 31, 2022
Balance, beginning of period	$24	$43
Revenue recognized during the period	32	87
Amounts invoiced	(23)	(106)
Balance, end of period	$33	$24